Report of the directors financial review risk report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Consensus Central scenario ECL | UK
Disclosure of financial assets [line items]
Probability	50.00%
Consensus Upside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Downside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	0.00%
Downside 1 scenario ECL | UK
Disclosure of financial assets [line items]
Probability	30.00%
Downside 2 scenario ECL | UK
Disclosure of financial assets [line items]
Probability	10.00%
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ 11,600	$ 12,200
Increase (decrease) in financial assets	600
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,800	3,000
Increase (decrease) in financial assets	(400)	(500)
Allowance for ECL | Retail | Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(300)	(200)
Allowance for ECL | Retail | Consensus Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(500)	(500)
Allowance for ECL | Retail | Consensus Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	100	200
Allowance for ECL | Retail | Downside 1 scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	300
Allowance for ECL | Retail | Downside 2 scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,400	2,000
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,600	3,100
Increase (decrease) in financial assets	(800)	(1,200)
Allowance for ECL | Wholesale | UK
Disclosure of financial assets [line items]
Financial assets	730	920
Allowance for ECL | Wholesale | Consensus Central scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	509	727
Allowance for ECL | Wholesale | Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(700)	(600)
Allowance for ECL | Wholesale | Consensus Upside scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	433	590
Allowance for ECL | Wholesale | Consensus Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(1,100)	(1,200)
Allowance for ECL | Wholesale | Consensus Downside scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	613	944
Allowance for ECL | Wholesale | Consensus Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	200	600
Allowance for ECL | Wholesale | Downside 1 scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	923
Allowance for ECL | Wholesale | Downside 1 scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	600
Allowance for ECL | Wholesale | Downside 2 scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	1,851	1,985
Allowance for ECL | Wholesale | Downside 2 scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 4,200	$ 5,500